Equity - Series E Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	May 26, 2020	May 06, 2020	Dec. 31, 2020	Jun. 30, 2020	Apr. 17, 2020
Class of Stock [Line Items]
Issuance and conversion of preferred shares, net of transaction fees (in shares)	7,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities				$ 130,047
Preferred Class E
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)		35,000			100,000
Shares issued, price per share (in dollars per share)		$ 1,000			$ 1,000
Proceeds from issuance or sale of equity		$ 135,000
Proceeds from issuance or sale of equity, net		$ 129,400
Stock Issued During Period, Value, Conversion of Convertible Securities			$ (100)